GAIN ON DISPOSITION OF ASSETS, NET	12 Months Ended
Dec. 31, 2017
Gain Loss On Disposition Of Assets Abstract
GAIN ON DISPOSITION OF ASSETS, NET

(16) GAIN ON DISPOSITION OF ASSETS, NET

The company seeks opportunities to dispose its older vessels when market conditions warrant and opportunities arise. As such, vessel dispositions vary from year to year, and gains on sales of assets may also fluctuate significantly from period to period. The majority of the company’s vessels are sold to buyers who do not compete with the company in the offshore energy industry.

The number of vessels disposed along with the gain on the dispositions, are as follows:

	Successor	Predecessor
(In thousands, except number of vessels disposed)	Period from August 1, 2017 through December 31, 2017	Period from April 1, 2017 through July 31, 2017	Year Ended March 31, 2017
Gain (loss) on vessels disposed	$(163)	509	(102)
Number of vessels disposed	11	7	12

Included in gain on dispositions of assets, net for the period from August 1, 2017 through December 31, 2017 are gains on the sale of the company’s eight ROVs of $7.1 million. The eight ROVs represent substantially all of the company’s subsea assets which had a net book value immediately prior to the sale of $15.7 million. Included in other operating revenues for the period from August 1, 2017 through December 31, 2017, the period from April 1, 2017 through July 31, 2017 and the year ended March 31, 2017 were $2.5 million, $0.8 million and $3.2 million, respectively, of revenues related to the company’s subsea business.

Included in gain on dispositions of assets, net for the period from April 1, 2017 through July 31, 2017 are amortized gains on sale/leaseback transactions of $3.0 million which reflects gains recognized through the Petition Date of May 17, 2017. Unamortized deferred gains as of the Petition Date of $105.9 million were credited to reorganization items as a result of the lease rejections. Please refer to Note (13) of “Notes to Consolidated Financial Statements” included in this joint proxy statement/prospectus for additional information regarding the company’s rejection of its sale leaseback vessels in conjunction with the Plan.

Included in gain on dispositions of assets, net for the year ended March 31, 2017 are amortized gains on sale/leaseback transactions of $23.4 million.